SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jan. 31, 2025	Jan. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Prepaid expenses	$ 26,847	$ 26,701
Deferred cost of revenue	1,084	1,451
Income tax receivables	6,487	4,249
Foreign currency forward contracts	2,522	1,792
Other	810	942
Total prepaid expenses and other current assets	$ 37,750	$ 35,135